                         Supplement dated July 13, 2006
                   To the Prospectuses dated May 1, 2006 for

                         NYLIAC Variable Universal Life
                      NYLIAC Variable Universal Life 2000
                    NYLIAC Variable Universal Life Provider
                 NYLIAC Single Premium Variable Universal Life
                                      and
                  NYLIAC Survivorship Variable Universal Life

                                  Investing in
               NYLIAC Variable Universal Life Separate Account-I

     This supplement amends the prospectuses for the NYLIAC Variable Universal Life, NYLIAC Variable Universal Life 2000, NYLIAC Variable Universal Life Provider, NYLIAC Single Premium Variable Universal Life, and NYLIAC Survivorship Variable Universal Life (the "Policies"). You should read this information carefully and retain this supplement for future reference together with your Policy's prospectus. All capitalized terms have the same meaning as those included in the prospectuses.

     The purpose of this supplement is to inform you that the subadviser for and the name of the MainStay VP Basic Value Portfolio are being changed.

     Keeping these purposes in mind, please note the following:

          I. Effective immediately, in the table in the section entitled "Our Rights--Funds and Eligible Portfolios," delete "The Dreyfus Corporation" as the subadviser for the MainStay VP Series Fund,
               Inc.: MainStay Basic Value--Initial Class and replace it with "Institutional Capital LLC."

          II. Effective November 10, 2006, all references in the prospectus to the "MainStay VP Basic Value" portfolio should be deleted and replaced with the "MainStay VP ICAP Select Equity" portfolio.

                             ---------------------

           New York Life Insurance and Annuity Corporation ("NYLIAC")
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                         Supplement dated July 13, 2006
       To the Statements of Additional Information dated May 1, 2006 for

                         NYLIAC Variable Universal Life
                      NYLIAC Variable Universal Life 2000
                    NYLIAC Variable Universal Life Provider
                 NYLIAC Single Premium Variable Universal Life
                                      and
                  NYLIAC Survivorship Variable Universal Life

                                  Investing in
               NYLIAC Variable Universal Life Separate Account-I

     This supplement amends the May 1, 2006 Statement of Additional Information ("SAI") for the NYLIAC Variable Universal Life, NYLIAC Variable Universal Life 2000, NYLIAC Variable Universal Life Provider, NYLIAC Single Premium Variable Universal Life and NYLIAC Survivorship Variable Universal Life Insurance Policies (the "Policies"). This supplement is not valid unless it is read in conjunction with the May 1, 2006 SAI for the Policies. The terms used but not defined in this SAI supplement have the same meaning as in the current Prospectus for the Policies.

     The purpose of this supplement is to inform you that the name of the MainStay VP Basic Value Portfolio is being changed.

     Keeping this purpose in mind, please note the following:

     Effective November 10, 2006, all references in the statement of additional information to the "MainStay VP Basic Value" portfolio should be deleted and replaced with the "MainStay VP ICAP Select Equity" portfolio.

                             ---------------------

           New York Life Insurance and Annuity Corporation ("NYLIAC")
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010